Commitments and Contingencies (Details)		12 Months Ended
	Mar. 03, 2025 USD ($) shares	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2025 USD ($)	May 06, 2025	Mar. 03, 2025 IDR (Rp)	Dec. 05, 2023 ft²	Dec. 05, 2023 m²	Apr. 19, 2023 ft²	Nov. 16, 2022 ft²
Commitments and Contingencies [Line Items]
Sponsorship fee commitment		$ 11,000,000	$ 22,000,000	$ 37,000,000
Square feet of land		288,680						288,680	288,680	3,843	30,744
Accrued contingencies		$ 2,206,905	970,000
Contingent liability			$ 557,103
Accrued contingencies		606,905			$ 606,905
Webull Securities Limited [Member]
Commitments and Contingencies [Line Items]
Share purchases (in Shares) | shares	18,300
Noncontrolling shareholder	$ 1,689,065						Rp 174,772,385
Ownership percentage						95.10%
Sponsorship Agreement [Member]
Commitments and Contingencies [Line Items]
Sponsorship fee commitment		$ 90,000,000